Investment Strategy - Defiance Autism Impact ETF	May 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund uses a “passive management” (or indexing) approach to track the total return performance, before fees and expenses, of the Index.
VettaFi Autism Impact Index
The Index is designed to measure the performance of publicly traded global companies in developed markets that provide products, services and/or research supporting the autism ecosystem comprised of individuals on the autism spectrum and within the broader neurodivergent community (“Autism Impact Companies”). The Index seeks to provide diversified exposure to Autism Impact Companies operating across healthcare, pharmaceuticals, biotechnology, behavioral services, diagnostics, specialized education, and assistive technologies that address autism spectrum disorder (“ASD”) and related neurodevelopmental conditions.
VettaFi LLC (“VettaFi” or the “Index Provider”), the index provider, selects and maintains the eligible Index universe. VettaFi screens companies for eligibility as Autism Impact Companies from the universe of globally-listed stocks based on revenue segmentation disclosures, clinical trials activity, product indication filings, and public company filings and investor materials. Companies are eligible for inclusion as Autism Impact Companies if their products, services and/or research have a material impact on and/or play a direct role in the autism ecosystem as demonstrated by their material involvement in one or more of the following segments:
•Drugs & Behavior Therapeutics: Companies engaged in the research, development, manufacturing, or commercialization of pharmaceuticals, biologics, or medical therapies addressing ASD or associated neurodevelopmental and behavioral comorbidities. Providers of applied behavioral analysis (ABA), speech therapy, occupational therapy, or other clinical services specifically designed to support individuals with ASD are included here as well. Material involvement is demonstrated if the company has active clinical trials specifically targeting ASD or its primary comorbidities, or if the company maintains a commercialized portfolio of therapies with ASD-specific indications.
•Diagnostics & Assessment Tools: Companies developing clinical, digital, neurological, or artificial intelligence (AI)-driven diagnostic tools used in the identification, monitoring, or assessment of ASD. The threshold for a “direct role” is met when a company commercializes or develops clinical, digital, or AI-driven tools where ASD identification or monitoring is a primary rather than secondary, use case. Material involvement is demonstrated through product indication filings or specialized service disclosures (e.g., regulatory submissions or clearances from government health authorities, product indication disclosures, clinical test menus, genetic testing panels, whole-exome sequencing or other genetic testing services, clinical assessment tools, or specialized diagnostic service disclosures) that highlight these tools as core components of the company’s diagnostic value proposition.
•Specialized Education & Educational Technology: Companies delivering education platforms, digital learning systems, curriculum solutions, or specialized school services designed to support neurodivergent learners. Material involvement is demonstrated through the existence of dedicated business units, specialized platforms, or curriculum solutions specifically engineered for neurodivergent learners (e.g., online special education services and tutoring specifically tailored support for neurodivergent learners, including ADHD tutoring and autism leaning help and autism-focused and special education degree programs, including online Master’s in Autism Spectrum Disorders, which is designed to help educators support students on the autism spectrum).
Autism Impact Companies identified by VettaFi’s screening process are included in the Index if, at the time of the Index reconstitution (as described below), they have a market capitalization of at least US $250 million and a three-month average daily trading value of at least US $1 million.
The Index is reconstituted semi-annually after the market close on the third Friday of June and December each year based on data as of market close of the last business day of the month prior to the rebalancing month. The Index is rebalanced quarterly effective after the market close on the third Friday in March, June, September, and December. However, the Index Provider may decide to substitute an index constituent or perform an extraordinary adjustment to the index upon the occurrence of an extraordinary event as deemed by the Index Provider. In such cases, the Index Provider will announce the index adjustment with a notice period of at least two trading days (with respect to the affected constituent) and proceed to its implementation after the close of business on the effective date specified in the announcement.
At the time of each reconstitution of the Index, each Autism Impact Company is equally weighted, as determined by its closing price on the first business day before the second Friday of the reconstitution month.
The Index was established in 2026 and is owned by the Index Provider. The Index Provider is not affiliated with the Fund’s adviser, sub-adviser, administrator, or distributor.
The Index’s total return performance reflects the price movement of Index constituents, reinvestments of cash, and special dividend distributions, but does not reflect deductions due to taxes.
The Fund’s Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Autism Impact Companies (as defined above).
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning the Fund will generally invest in all of the component securities of the Index in the same approximate proportions as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return, and other characteristics closely resemble the risk, return, and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which Penserra Capital Management LLC, the Fund’s sub-adviser, believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Biopharma Industry Group and Healthcare Equipment & Services Industry Group and have significant exposure to the Health Care sector.
The Fund may also engage in securities lending as part of the Fund’s principal investment strategy.
Impact Investing
Defiance ETFs, LLC, the Fund’s investment adviser, has committed to donate 100% of its net advisory profits attributable to the Fund during the first two years following the Fund’s launch, and no less than 50% of such net advisory profits thereafter, to organizations that support autism care, neurodivergent services, research, and access to therapeutic and educational resources. The Adviser may elect to donate a greater percentage of such net advisory profits beyond the initial two-year period. The Adviser’s donation commitment is voluntary, is made at the adviser level, and does not affect the Fund’s investment strategy, fees, expenses, risk profile, or net asset value.

Strategy Portfolio Concentration [Text]	To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. The Adviser expects that the Index, and consequently the Fund, will generally be concentrated in the securities of the Biopharma Industry Group and Healthcare Equipment & Services Industry Group and have significant exposure to the Health Care sector.